Provisions for Legal Claims and Contingent Liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of contingent liabilities [line items]
Provisions for legal claims	R$ 1,571,555	R$ 956,696
Contingent liabilities	2,390,222	2,807,918
Tax [Member]
Disclosure of contingent liabilities [line items]
Provisions for legal claims	146,084	217,232
Contingent liabilities	R$ 406,986	444,198
Tax [Member] | Cofins [Member]
Disclosure of contingent liabilities [line items]
Description	Requirement of the Federal Revenue Service for the period from August 1995 to December 1996, due to the termination of a judicial decision that has recognized the Company's exemption from Cofins.
Provisions for legal claims	R$ 114,714	143,831
Contingent liabilities	R$ 0	10,013
Tax [Member] | I N S S [Member]
Disclosure of contingent liabilities [line items]
Description	Tax requirements related to the social security contribution.
Provisions for legal claims	R$ 0	21,951
Contingent liabilities	R$ 34,496	31,854
Tax [Member] | Federal Taxes [Member]
Disclosure of contingent liabilities [line items]
Description	Administrative requirements and questions from Receita Federal do Brasil (Federal Revenue Service).
Provisions for legal claims	R$ 21,156	25,521
Contingent liabilities	R$ 12,379	19,385
Tax [Member] | I C M S [Member]
Disclosure of contingent liabilities [line items]
Description	Administrative requirements and questions from the State regarding the payment of ICMS (VAT) on the Company's invoices.
Provisions for legal claims	R$ 1,874	488
Contingent liabilities	R$ 7,349	28,431
Tax [Member] | I P T U [Member]
Disclosure of contingent liabilities [line items]
Description	Tax Requirement on Urban Territorial Property (IPTU) on properties affected by the public electricity service.
Provisions for legal claims	R$ 4,805	6,108
Contingent liabilities	R$ 198,874	199,173
Tax [Member] | I S S [Member]
Disclosure of contingent liabilities [line items]
Description	City halls tax requirement as ISS on construction services provided by third parties.
Provisions for legal claims	R$ 445	307
Contingent liabilities	R$ 73,131	66,010
Tax [Member] | Others [Member]
Disclosure of contingent liabilities [line items]
Description	Taxes, fees and other federal, state and municipal taxes in which the Company discusses the levy or not, as well as its bases and amounts for payment
Provisions for legal claims	R$ 3,090	19,026
Contingent liabilities	R$ 80,757	89,332
Labor [Member]
Disclosure of contingent liabilities [line items]
Description	Charging of overtime, hazardous work, transfer surcharge, equalization / salary adjustment, among others, by employees and former employees of Copel; collection of indemnity installments and others, by ex-employees of contractors and outsourced companies (subsidiary responsibility).
Provisions for legal claims	R$ 287,244	307,085
Contingent liabilities	R$ 275,670	293,076
Employee Benefits
Disclosure of contingent liabilities [line items]
Description	Labor claims filed by former retired employees against Fundação Copel, which will consequently cause repercussions for the Company and its wholly-owned subsidiaries, to the extent that additional contributions are required.
Provisions for legal claims	R$ 31,222	40,469
Contingent liabilities	12,602	10,316
Regulatory [Member]
Disclosure of contingent liabilities [line items]
Provisions for legal claims	13,939	8,951
Contingent liabilities	R$ 1,478,878	1,605,563
Regulatory [Member] | Others [Member]
Disclosure of contingent liabilities [line items]
Description	Aneel's notifications about possible breaches of regulatory standards
Provisions for legal claims	R$ 13,939	8,951
Contingent liabilities	R$ 262,756	59,532
Regulatory [Member] | E S B R [Member]
Disclosure of contingent liabilities [line items]
Description	ESBR filed Ordinary Lawsuit No. 10426-71.2013.4.01.4100 against ANEEL in the Federal Court of Rondônia, whose ruling: (i) acknowledged the exclusion of liability for the 535-day schedule overrun in the construction of the Jirau Hydropower Station; (ii) declares any obligations, penalties and costs imposed on ESBR as a result of the schedule overrun to be unenforceable, and (iii) annuls ANEEL Resolution 1,732/2013, which had recognized a schedule overrun of only 52 days. An appeal has been brought by ANEEL, pending judgment by the Federal Court of the 1st Region. The practical consequence of the ruling was, at the time it exempted ESBR, to expose the distributors with whom it entered into power trading contracts (CCEARs) to the Short-Term Market and to the high value of the Settlement Price of the Differences (Preço de Liquidação das Diferenças - PLD, in Portuguese) in the period, including Copel DIS. This occurred because the rules for the sale of electricity require that all energy consumed should have a corresponding contractual coverage. If the lawsuits are judged unfavorably against Copel, the amount will be classified as Sectorial Financial Asset to be recovered through tariff rates.
Provisions for legal claims	R$ 0	0
Contingent liabilities	R$ 1,216,122	1,194,489
Regulatory [Member] | Colider Exclusion Of Liability [Member]
Disclosure of contingent liabilities [line items]
Description	Discussion related to the process of exclusion of liability for the delay in the construction of the HPP Colíder (Note 26.3).
Provisions for legal claims	R$ 0	0
Contingent liabilities	0	351,542
Civil [Member]
Disclosure of contingent liabilities [line items]
Provisions for legal claims	408,044	382,959
Contingent liabilities	R$ 216,086	454,765
Civil [Member] | Tobacco Growers [Member]
Disclosure of contingent liabilities [line items]
Description	Actions whose main cause is the lack of electricity causing loss of production.
Provisions for legal claims	R$ 66,664	68,123
Contingent liabilities	R$ 9,361	16,647
Civil [Member] | Civil And Administrative Law [Member]
Disclosure of contingent liabilities [line items]
Description	Other actions involving billing, supposed irregular procedures, administrative contracts and contractual fines, indemnity for accidents with the electric power network and accident with vehicles.
Provisions for legal claims	R$ 93,067	100,100
Contingent liabilities	R$ 169,926	254,174
Civil [Member] | Easements [Member]
Disclosure of contingent liabilities [line items]
Description	Discussion between the amount determined by Copel for payment and the amount claimed by the property owner and/or when the owner's documentation supporting title to the property may not be registered (when probate proceedings are still in progress, properties have no registry number with the land registry, etc.), intervention in third-party adverse possession, either as a confronter, or in case of a property where there are areas of easement of passage, in order to preserve the limits and boundaries of expropriated areas.
Provisions for legal claims	R$ 132,552	97,971
Contingent liabilities	R$ 26,671	12,876
Civil [Member] | Expropriation And Property [Member]
Disclosure of contingent liabilities [line items]
Description	Discussion between the amount assessed by Copel for payment and the amount claimed by the owner, and / or when the owner's documentation does not present conditions for registration (inventories in progress, properties without registration, among others); actions for repossession of real estate owned by the concessionaire; intervention in the adverse possession of third parties, as a confronting part, in order to preserve the limits and confrontations of the expropriated areas.
Provisions for legal claims	R$ 103,383	112,039
Contingent liabilities	R$ 4,925	15,138
Civil [Member] | Consumers [Member]
Disclosure of contingent liabilities [line items]
Description	Lawsuits seeking compensation for damages caused to household appliances, industrial and commercial machinery, compensation for moral damages resulting from the provision of services (suspension of supply) and lawsuits filed by industrial consumers, questioning the legality of the increase in electricity rates, which occurred during the Cruzado Plan, and seeking reimbursement of the amounts involved.
Provisions for legal claims	R$ 801	904
Contingent liabilities	R$ 835	1,197
Civil [Member] | Environmental [Member]
Disclosure of contingent liabilities [line items]
Description	Public civil and class actions whose purpose is to obstruct the progress of environmental licensing for new projects or to recover permanent preservation areas located around the hydroelectric power plant dams unlawfully used by private individuals. If the outcome of the lawsuits is unfavorable to the Company, Management estimates only the cost to prepare new environmental studies and to recover the areas owned by Copel GeT. They also include the Commitment Agreements (Termos de Ajuste de Conduta - TAC, in Portuguese), which refer to the commitments agreed-upon and approved between the Company and the relevant bodies, for noncompliance with any condition provided for by the Installation and Operating Licenses.
Provisions for legal claims	R$ 11,577	3,822
Contingent liabilities	R$ 4,368	148,694
Business Combination [Member]
Disclosure of contingent liabilities [line items]
Description	Contingent liabilities of Mauá and MSG recorded as a result of business combinations as detailed in Note 26.1.1.
Provisions for legal claims	R$ 685,022	0
Contingent liabilities	R$ 0	R$ 0